PROPERTY, PLANT AND EQUIPMENT - Schedule of Renewable Property, Plant and Equipment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) yr	Dec. 31, 2023 USD ($) yr	Dec. 31, 2022 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 153,019	$ 147,617
Europe
Reconciliation of changes in property, plant and equipment [abstract]
Terminal Year | yr	2,047	2,037
Colombia
Reconciliation of changes in property, plant and equipment [abstract]
Terminal Year | yr	2,044	2,043
Brazil
Reconciliation of changes in property, plant and equipment [abstract]
Terminal Year | yr	2,052	2,053
North America [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Terminal Year | yr	2,048	2,046
Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 139,806	$ 137,595
Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	42,879	37,939
Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(29,666)	(27,917)
Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	76,414	66,351
Renewable Power | Europe
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	7,144	5,409
Renewable Power | Colombia
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	12,431	10,585
Renewable Power | Brazil
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	4,283	5,578
Renewable Power | North America [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 44,538	$ 41,636
Renewable Power | Property, plant and equipment [member] | Colombia | Discounted cash flow [member]
Reconciliation of changes in property, plant and equipment [abstract]
Terminal capitalization rate	7.30%	8.00%
Renewable Power | Property, plant and equipment [member] | North America [Member] | Discounted cash flow [member] | Bottom of range
Reconciliation of changes in property, plant and equipment [abstract]
Terminal capitalization rate	430.00%	440.00%
Renewable Power | Property, plant and equipment [member] | North America [Member] | Discounted cash flow [member] | Top of range
Reconciliation of changes in property, plant and equipment [abstract]
Terminal capitalization rate	510.00%	500.00%
Renewable Power | Uncontracted [Member] | Property, plant and equipment [member] | Europe | Discounted cash flow [member]
Reconciliation of changes in property, plant and equipment [abstract]
Discount rate		4.80%
Renewable Power | Uncontracted [Member] | Property, plant and equipment [member] | Europe | Discounted cash flow [member] | Bottom of range
Reconciliation of changes in property, plant and equipment [abstract]
Discount rate	490.00%
Renewable Power | Uncontracted [Member] | Property, plant and equipment [member] | Europe | Discounted cash flow [member] | Top of range
Reconciliation of changes in property, plant and equipment [abstract]
Discount rate	660.00%
Renewable Power | Uncontracted [Member] | Property, plant and equipment [member] | Colombia | Discounted cash flow [member]
Reconciliation of changes in property, plant and equipment [abstract]
Discount rate	9.80%	10.00%
Renewable Power | Uncontracted [Member] | Property, plant and equipment [member] | Brazil | Discounted cash flow [member]
Reconciliation of changes in property, plant and equipment [abstract]
Discount rate	10.90%	9.70%
Renewable Power | Uncontracted [Member] | Property, plant and equipment [member] | North America [Member] | Discounted cash flow [member]
Reconciliation of changes in property, plant and equipment [abstract]
Discount rate		700.00%
Renewable Power | Uncontracted [Member] | Property, plant and equipment [member] | North America [Member] | Discounted cash flow [member] | Bottom of range
Reconciliation of changes in property, plant and equipment [abstract]
Discount rate	630.00%	630.00%
Renewable Power | Uncontracted [Member] | Property, plant and equipment [member] | North America [Member] | Discounted cash flow [member] | Top of range
Reconciliation of changes in property, plant and equipment [abstract]
Discount rate	720.00%
Renewable Power | Contracted [Member] | Property, plant and equipment [member] | Europe | Discounted cash flow [member]
Reconciliation of changes in property, plant and equipment [abstract]
Discount rate		4.80%
Renewable Power | Contracted [Member] | Property, plant and equipment [member] | Europe | Discounted cash flow [member] | Bottom of range
Reconciliation of changes in property, plant and equipment [abstract]
Discount rate	490.00%
Renewable Power | Contracted [Member] | Property, plant and equipment [member] | Europe | Discounted cash flow [member] | Top of range
Reconciliation of changes in property, plant and equipment [abstract]
Discount rate	660.00%
Renewable Power | Contracted [Member] | Property, plant and equipment [member] | Colombia | Discounted cash flow [member]
Reconciliation of changes in property, plant and equipment [abstract]
Discount rate	8.50%	8.70%
Renewable Power | Contracted [Member] | Property, plant and equipment [member] | Brazil | Discounted cash flow [member]
Reconciliation of changes in property, plant and equipment [abstract]
Discount rate	9.60%	8.40%
Renewable Power | Contracted [Member] | Property, plant and equipment [member] | North America [Member] | Discounted cash flow [member] | Bottom of range
Reconciliation of changes in property, plant and equipment [abstract]
Discount rate	510.00%	510.00%
Renewable Power | Contracted [Member] | Property, plant and equipment [member] | North America [Member] | Discounted cash flow [member] | Top of range
Reconciliation of changes in property, plant and equipment [abstract]
Discount rate	580.00%	570.00%
Renewable Power | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 52,279	$ 46,284	$ 34,483
Additions, net of disposals and assets reclassified as held for sale	1,423	3,276
Acquisitions through business combinations, property, plant and equipment	7,439	7,200
Foreign currency translation	(2,867)	1,325
Renewable Power | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	36,324	31,989	30,726
Foreign currency translation	(1,536)	1,615
Fair value changes	5,931	(384)
Disposals, property, plant and equipment	(60)	32
Renewable Power | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(12,189)	(11,922)	(9,966)
Foreign currency translation	853	(92)
Disposals, property, plant and equipment	930	11
Depreciation expenses	(2,050)	(1,875)
Hydroelectric [Member] | Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	34,247	33,977
Hydroelectric [Member] | Renewable Power | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	11,823	13,656	12,480
Additions, net of disposals and assets reclassified as held for sale	(187)	148
Acquisitions through business combinations, property, plant and equipment	0	0
Foreign currency translation	(1,646)	1,028
Hydroelectric [Member] | Renewable Power | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	28,561	26,653	25,642
Foreign currency translation	(1,307)	1,558
Fair value changes	3,215	(596)
Disposals, property, plant and equipment	0	49
Hydroelectric [Member] | Renewable Power | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(6,137)	(6,332)	(5,564)
Foreign currency translation	698	(106)
Disposals, property, plant and equipment	143	5
Depreciation expenses	(646)	(667)
Wind Energy, Solar and Other | Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	19,911	16,841
Wind Energy, Solar and Other | Renewable Power | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	18,348	16,787	11,904
Additions, net of disposals and assets reclassified as held for sale	(862)	1,147
Acquisitions through business combinations, property, plant and equipment	3,263	3,712
Foreign currency translation	(840)	24
Wind Energy, Solar and Other | Renewable Power | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	4,977	3,614	3,253
Foreign currency translation	(168)	59
Fair value changes	1,531	296
Disposals, property, plant and equipment	0	6
Wind Energy, Solar and Other | Renewable Power | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(3,414)	(3,560)	(2,861)
Foreign currency translation	382	6
Disposals, property, plant and equipment	566	4
Depreciation expenses	(802)	(709)
Solar and Other [Member] | Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	22,256	15,533
Solar and Other [Member] | Renewable Power | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	22,108	15,841	10,099
Additions, net of disposals and assets reclassified as held for sale	2,472	1,981
Acquisitions through business combinations, property, plant and equipment	4,176	3,488
Foreign currency translation	(381)	273
Solar and Other [Member] | Renewable Power | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	2,786	1,722	1,831
Foreign currency translation	(61)	(2)
Fair value changes	1,185	(84)
Disposals, property, plant and equipment	(60)	(23)
Solar and Other [Member] | Renewable Power | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(2,638)	(2,030)	$ (1,541)
Foreign currency translation	(227)	8
Disposals, property, plant and equipment	221	2
Depreciation expenses	$ (602)	$ (499)